Revenue (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Total revenue	$ 3,010,093	$ 985,997	$ 5,495,297	$ 1,002,911	$ 4,712,212
Products [Member]
Total revenue	2,697,266	463,122	4,571,616	464,325	2,702,410
Services [Member]
Total revenue	$ 312,827	$ 522,875	$ 923,681	$ 538,586	$ 2,009,802